PRO FORMA ADJUSTMENTS AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
PRO FORMA ADJUSTMENTS AND ASSUMPTIONS

2.	PRO FORMA ADJUSTMENTS AND ASSUMPTIONS

The pro forma adjustments are based on management preliminary estimates and assumptions that are subject to change. The following adjustments have been reflected in the unaudited pro forma condensed combined financial information:

(a)	Represents (1) 916,666,67 newly-issued shares of Common Stock of the Registrant, and (2) Removing the Registrant’s accumulated deficit and adjusting equity for recapitalization.